Related parties - Management compensation (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Short-term benefits
Salary or compensation	R$ 27,234	R$ 23,822
Direct and indirect benefits	1,209	1,194
Bonus	6,962	4,724
Total Short-term benefits	35,405	29,740
Long-term benefits
Share-based compensation plan	29,261	12,407
Total Long-term benefits	29,261	12,407
Total	R$ 64,666	R$ 42,147